Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Share capital	Share Premium	Equity Settled Employee Benefit Reserve	Option premium on convertible loan	Translation Reserve	Accumulated Deficit	Total	Non-controlling Interests	Total
Balance at beginning of period at Dec. 31, 2018	€ 1,726	€ 235,744	€ 10,780		€ 108	€ (155,443)	€ 92,915	€ (230)	€ 92,685
Result for the year						(56,480)	(56,480)	(266)	(56,746)
Other comprehensive income					43		43		43
Recognition of share-based payments	15	3,145	5,948				9,108		9,108
Issue of ordinary shares	418	48,132					48,550		48,550
Shares options lapsed			(44)			44
Shares options exercised		193	(133)			133	193		193
Balance at end of period at Dec. 31, 2019	2,159	287,214	16,551		151	(211,746)	94,329	(496)	93,833
Result for the year						(46,565)	(46,565)	(49)	(46,614)
Other comprehensive income					(340)		(340)		(340)
Recognition of share-based payments	4	538	7,838				8,380		8,380
Issue of ordinary shares	2	270					272		272
Equity component of convertible loan				€ 280			280		280
Shares options lapsed			(91)			91
Shares options exercised		735	(473)			473	735		735
Balance at end of period at Dec. 31, 2020	2,165	288,757	23,825	280	(189)	(257,747)	57,091	(545)	56,546
Result for the year						(61,621)	(61,621)	(59)	(61,680)
Other comprehensive income					619		619		619
Recognition of share-based payments	5	382	6,216				6,603		6,603
Issue of ordinary shares	820	107,657					108,477		108,477
Equity component of convertible loan				1,146			1,146		1,146
Shares options lapsed			(522)			522
Shares options exercised	5	1,513	(1,076)			1,076	1,518		1,518
Balance at end of period at Dec. 31, 2021	€ 2,995	€ 398,309	€ 28,443	€ 1,426	€ 430	€ (317,770)	€ 113,833	€ (604)	€ 113,229